UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                       December 31, 2010
                                                    -----------------

Check here if Amendment [   ]; Amendment Number:
                                                   ------------------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Kopp Investment Advisors, LLC
          ----------------------------------------------------------
Address:  8400 Normandale Lake Blvd., Suite 1450
          ----------------------------------------------------------
          Bloomington, MN  55437
          ----------------------------------------------------------

Form 13F File No: 28-03099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:      John P. Flakne
           ---------------------------------------------------------
Title:     Chief Financial Officer and Chief Compliance Officer
           ---------------------------------------------------------
Phone:     (952) 841-0400
            --------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne           Bloomington, Minnesota    1-27-11
--------------------------------------------------------------------
(Signature)                       City/State           (Date)

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:               102
                                                ---------

Form 13F Information Table Value Total:        $  344,031
                                               ----------
                                              (thousands)

List of Other Included Managers:                     None





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


                                      KOPP INVESTMENT ADVISORS, LLC
                                       FORM 13F INFORMATION TABLE

                                           DECEMBER 31, 2010

                                                                                                         VOTING AUTHORITY
                                                                                                         ----------------
        NAME OF ISSUER           TITLE OF                VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER
        --------------             CLASS       CUSIP    (X$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE    SHARED  NONE
                                   -----       -----    -------   ------- --- ---- -------- --------   ----    ------  -----

3M Company                          COM      88579Y101      992    11,497 SH  N/A  Other      N/A     10,292          1,205
Adept Tech Inc.                   COM NEW    006854202    2,626   583,600 SH  N/A  Defined    N/A    583,600
Adept Tech Inc.                   COM NEW    006854202    1,736   385,775 SH  N/A  Other      N/A    385,775
Aflac Incorporated                  COM      001055102    1,235    21,881 SH  N/A  Other      N/A     19,386          2,495
Akorn, Inc.                         COM      009728106    1,056   174,000 SH  N/A  Defined    N/A    174,000
Akorn, Inc.                         COM      009728106   14,193 2,338,295 SH  N/A  Other      N/A  2,135,175        203,120
Amarin Corp. PLC ADS           SPONS ADR NEW 023111206    3,034   370,000 SH  N/A  Defined    N/A    370,000
Amarin Corp. PLC ADS           SPONS ADR NEW 023111206    7,293   889,305 SH  N/A  Other      N/A    849,510         39,795
American Express                    COM      025816109    1,004    23,390 SH  N/A  Other      N/A     20,470          2,920
American Superconductor Corp.       COM      030111108    1,975    69,085 SH  N/A  Other      N/A     61,155          7,930
Amerigon Inc.                       COM      03070L300    1,434   131,820 SH  N/A  Other      N/A    122,155          9,665
Angiodynamics                       COM      03475V101    5,622   365,783 SH  N/A  Other      N/A    325,590         40,193
Array Biopharma Inc.                COM      04269X105    4,081 1,365,000 SH  N/A  Defined    N/A  1,365,000
Array Biopharma Inc.                COM      04269X105    7,290 2,438,085 SH  N/A  Other      N/A  2,219,351        218,734
AtriCure Inc.                       COM      04963C209      394    38,345 SH  N/A  Other      N/A     38,345
AVI BioPharma, Inc.                 COM      002346104      144    67,775 SH  N/A  Other      N/A     67,775
Biomimetic Therapeutics, Inc        COM      09064X101      290    22,835 SH  N/A  Other      N/A     22,835
Biosante Pharmaceuticals Inc.     COM NEW    09065V203    3,219 1,962,760 SH  N/A  Defined    N/A  1,962,760
Biosante Pharmaceuticals Inc.     COM NEW    09065V203    1,531   933,680 SH  N/A  Other      N/A    933,680
Caliper Life Sciences               COM      130872104    1,205   190,000 SH  N/A  Defined    N/A    190,000
Caliper Life Sciences               COM      130872104    8,693 1,371,175 SH  N/A  Other      N/A  1,217,395        153,780
Cardiome Pharma Corp.             COM NEW    14159U202      770   120,000 SH  N/A  Defined    N/A    120,000
Cardiome Pharma Corp.             COM NEW    14159U202    9,464 1,474,102 SH  N/A  Other      N/A  1,372,907        101,195
Cepheid Inc.                        COM      15670R107      529    23,242 SH  N/A  Other      N/A     22,837            405
Clean Energy Fuels Corp.            COM      184499101      996    72,000 SH  N/A  Other      N/A     64,595          7,405
Compellent Technologies, Inc.       COM      20452A108    4,673   169,357 SH  N/A  Other      N/A    144,147         25,210
Comverge Inc.                       COM      205859101    4,321   625,392 SH  N/A  Other      N/A    551,106         74,286
ConocoPhillips                      COM      20825C104      949    13,931 SH  N/A  Other      N/A     12,211          1,720
Constant Contact, Inc.              COM      210313102    2,764    89,178 SH  N/A  Other      N/A     79,183          9,995
Deere & Co                          COM      244199105    1,272    15,310 SH  N/A  Other      N/A     13,480          1,830
Diodes Inc.                         COM      254543101    3,897   144,380 SH  N/A  Other      N/A    127,310         17,070
Dow Chemical Co.                    COM      260543103    1,103    32,321 SH  N/A  Other      N/A     28,176          4,145
DragonWave Inc.                     COM      26144M103    1,561   184,900 SH  N/A  Other      N/A    160,475         24,425
Durect Corp.                        COM      266605104      671   194,618 SH  N/A  Other      N/A    165,468         29,150
Emcore Corp.                        COM      290846104    5,810 5,355,000 SH  N/A  Defined    N/A  5,355,000
Emcore Corp.                        COM      290846104    3,289 3,030,900 SH  N/A  Other      N/A  3,030,900
EnteroMedics Inc.                 COM NEW    29365M208       77    25,000 SH  N/A  Other      N/A     25,000
Epicor Software Corp.               COM      29426L108      273    27,000 SH  N/A  Defined    N/A     27,000
Exxon Mobil                         COM      30231G102    1,069    14,627 SH  N/A  Other      N/A     12,992          1,635
Finisar Corp.                     COM NEW    31787A507   11,950   402,500 SH  N/A  Defined    N/A    402,500
Finisar Corp.                     COM NEW    31787A507   20,912   704,345 SH  N/A  Other      N/A    665,420         38,925
FMC Technologies, Inc.              COM      30249U101    1,353    15,213 SH  N/A  Other      N/A     13,398          1,815
Green Mountain Coffee Roasters      COM      393122106      595    18,115 SH  N/A  Other      N/A     16,405          1,710
Harmonic Inc.                       COM      413160102    1,114   130,000 SH  N/A  Defined    N/A    130,000
Harmonic Inc.                       COM      413160102      317    37,000 SH  N/A  Other      N/A     37,000
Harvard Bioscience                  COM      416906105      314    76,855 SH  N/A  Other      N/A     76,855
Icad Inc.                           COM      44934S107    1,815 1,344,606 SH  N/A  Other      N/A  1,169,101        175,505
Intl. Business Machines             COM      459200101    1,049     7,151 SH  N/A  Other      N/A      6,311            840
Iris Intl Inc                       COM      46270W105    7,464   729,599 SH  N/A  Other      N/A    663,049         66,550
Johnson & Johnson                   COM      478160104      835    13,498 SH  N/A  Other      N/A     12,063          1,435
Johnson Controls Inc.               COM      478366107    1,343    35,145 SH  N/A  Other      N/A     31,155          3,990
Luminex Corp.                       COM      55027E102      274    14,990 SH  N/A  Other      N/A     14,420            570
Marriott Intl. Inc.                CL A      571903202    1,361    32,773 SH  N/A  Other      N/A     28,804          3,970
Medtox Scientific Inc.            COM NEW    584977201   11,031   842,026 SH  N/A  Other      N/A    777,021         65,005
Mindspeed Tech                    COM NEW    602682205    3,142   515,000 SH  N/A  Defined    N/A    515,000
Mindspeed Tech                    COM NEW    602682205    2,531   414,883 SH  N/A  Other      N/A    414,233            650
MIPS Technologies, Inc.             COM      604567107    3,155   207,980 SH  N/A  Other      N/A    176,765         31,215
NASDAQ 100 Tr Unit Ser 1        UNIT SER 1   73935A104      212     3,900 SH  N/A  Other      N/A      3,900
NetScout Systems Inc.               COM      64115T104    5,565   241,873 SH  N/A  Other      N/A    210,998         30,875
Network Equipment                   COM      641208103   12,546 2,709,800 SH  N/A  Defined    N/A  2,709,800
Network Equipment                   COM      641208103    8,178 1,766,226 SH  N/A  Other      N/A  1,649,051        117,175
Northern Trust                      COM      665859104    1,015    18,310 SH  N/A  Other      N/A     16,140          2,170
Nuvasive Inc                        COM      670704105    2,223    86,671 SH  N/A  Other      N/A     76,296         10,375
Oclaro, Inc.                      COM NEW    67555N206   14,071 1,070,000 SH  N/A  Defined    N/A  1,070,000
Oclaro, Inc.                      COM NEW    67555N206   11,581   880,715 SH  N/A  Other      N/A    846,507         34,208
Omnicell Inc.                       COM      68213N109      163    11,295 SH  N/A  Other      N/A     11,295
Onyx Pharmaceuticals Inc.           COM      683399109      213     5,770 SH  N/A  Other      N/A      5,770
Oplink Communications             COM NEW    68375Q403    2,164   117,145 SH  N/A  Defined    N/A    117,145
Oplink Communications             COM NEW    68375Q403    3,269   176,965 SH  N/A  Other      N/A    176,965
Pepsico Inc.                        COM      713448108      845    12,928 SH  N/A  Other      N/A     11,398          1,530
Pfizer Inc.                         COM      717081103      214    12,225 SH  N/A  Other      N/A     12,225
PLX Technology                      COM      693417107      921   255,000 SH  N/A  Defined    N/A    255,000
PLX Technology                      COM      693417107    3,925 1,087,219 SH  N/A  Other      N/A    996,859         90,360
PMC-Sierra Inc.                     COM      69344F106      172    20,000 SH  N/A  Other      N/A     20,000
Procter & Gamble                    COM      742718109      817    12,708 SH  N/A  Other      N/A     11,258          1,450
Quidel Corp.                        COM      74838J101    4,115   284,774 SH  N/A  Other      N/A    251,934         32,840
RAE Systems                         COM      75061P102    7,066 4,388,777 SH  N/A  Defined    N/A  4,388,777
RAE Systems                         COM      75061P102    5,100 3,168,000 SH  N/A  Other      N/A  3,168,000
Regeneron Pharma                    COM      75886F107    2,561    78,000 SH  N/A  Defined    N/A     78,000
Regeneron Pharma                    COM      75886F107    7,710   234,853 SH  N/A  Other      N/A    221,888         12,965
RF Monolithics Inc.                 COM      74955F106       13    10,000 SH  N/A  Other      N/A     10,000
RTI Biologics, Inc.                 COM      74975N105    1,015   380,000 SH  N/A  Defined    N/A    380,000
RTI Biologics, Inc.                 COM      74975N105    7,269 2,722,304 SH  N/A  Other      N/A  2,474,382        247,922
Sandisk Corp                        COM      80004C101    1,645    33,000 SH  N/A  Other      N/A     33,000
Sangamo Biosciences                 COM      800677106    5,802   873,790 SH  N/A  Defined    N/A    873,790
Sangamo Biosciences                 COM      800677106    7,386 1,112,304 SH  N/A  Other      N/A  1,076,494         35,810
Southern Company                    COM      842587107    1,077    28,177 SH  N/A  Other      N/A     24,902          3,275
Southwest Airlines Co               COM      844741108      964    74,255 SH  N/A  Other      N/A     65,740          8,515
SPDR Trust Ser 1                  TR UNIT    78462F103      887     7,050 SH  N/A  Other      N/A      7,050
Staples Inc                         COM      855030102    1,108    48,670 SH  N/A  Other      N/A     42,805          5,865
SunOpta, Inc.                       COM      8676EP108   12,850 1,643,213 SH  N/A  Other      N/A  1,526,518        116,695
Superconductor Tech               COM NEW    867931305    6,132 4,034,400 SH  N/A  Defined    N/A  4,034,400
Superconductor Tech               COM NEW    867931305    1,869 1,229,772 SH  N/A  Other      N/A  1,227,172          2,600
Synergetics USA, Inc.               COM      87160G107      250    53,080 SH  N/A  Other      N/A     53,080
Thoratec Corp.                    COM NEW    885175307    2,136    75,437 SH  N/A  Other      N/A     69,482          5,955
Titan Machinery Inc.                COM      88830R101    2,712   140,540 SH  N/A  Other      N/A    122,570         17,970
Vanguard Total Stock            STK MRK ETF  922908769      247     3,800 SH  N/A  Other      N/A      3,800
Verizon Comm                        COM      92343V104      911    25,466 SH  N/A  Other      N/A     22,301          3,165
Vivus Inc                           COM      928551100    2,717   290,000 SH  N/A  Defined    N/A    290,000
Vivus Inc                           COM      928551100    6,793   724,940 SH  N/A  Other      N/A    696,465         28,475
Wells Fargo & Co.                   COM      949746101    1,080    34,863 SH  N/A  Other      N/A     30,848          4,015
Wireless Ronin Technologies In      COM      97652A203    1,432   987,838 SH  N/A  Other      N/A    873,838        114,000
REPORT SUMMARY                        102               344,031



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